3. INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2016
Income Taxes Tables
Schedule of income tax expense
	2016	2015
Current tax provision	$3,000	$1,197
Deferred tax provisions	(2,473,675)	(30,447)
Valuation allowances	2,473,675	30,447
Total Income tax provision	$3,000	$1,197

Schedule of effective income tax rate
	2016	2015
Federal statutory tax rate	(34.0)%	(34.0)%
State taxes, net of federal benefits	0.0%	(1.4)%
Permanent differences	0.0%	0.0%
Executive Compensation Limitation	26.0%	0.0%
Valuation allowance	8.0%	34.0%
Effective tax rate	0.0%	(1.4)%

Schedule of deferred tax assets and liabilities
	2016	2015
Deferred tax asset:
Net operating loss carryforward	$(2,551,955)	$(77,894)
Total deferred tax asset	2,551,955	77,894
Valuation allowance	(2,551,955)	(77,894)
	$—	$—